Balance Sheets (Parenthetical) (USD $)	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Statement of Financial Position [Abstract]
Common stock, par value
Common stock, shares authorized
Common stock, shares issued	226,976,985	90,875,000	89,500,000